Intangible Assets, Goodwill and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 137	$ 139
Investments	94	119
Goodwill	70	70
Deferred costs	66	59
Long-term receivables	25	32
Other long-term assets	13	20
Total intangible assets, goodwill and other	405	439
Investments
Investments accounted for under the equity method	60	59
Equity investments with readily determinable fair value	0	32
Cost method investments	$ 34	$ 28